Royalty interests	12 Months Ended
Dec. 31, 2024
Royalty interests

5. Royalty interests

As at and for the year ended December 31, 2024:

		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	(Impairment) reversal	Ending	Opening	Depletion	Ending	Carrying Amount
		$	$	$	$	$	$	$	$
Wonmunna	Australia	14,676,626	534,397	-	15,211,023	(2,137,537)	(2,456,908)	(4,594,445)	10,616,578
Royalty portfolio	Australia	5,205,731	-	-	5,205,731	-	-	-	5,205,731
Janet Ivy	Australia	4,457,600	-	-	4,457,600	(244,817)	(337,300)	(582,117)	3,875,483
Castle Hill portfolio	Australia	-	3,139,531	-	3,139,531	-	(47,292)	(47,292)	3,092,239
Koolyanobbing	Australia	2,649,738	-	-	2,649,738	(1,712,526)	(210,149)	(1,922,675)	727,063
South Railroad	USA	2,316,757	-	-	2,316,757	(123,907)	(44,092)	(167,999)	2,148,758
Limpopo	South Africa	1,150,828	-	-	1,150,828	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	953,349
Goldlund	Canada	1,258,810	-	-	1,258,810	-	-	-	1,258,810
Brits	South Africa	764,016	-	-	764,016	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	(10,155)	(10,155)	573,457
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	(16,222)	(16,222)	528,735
Dry Creek	Australia	475,723	-	-	475,723	(111,301)	(3,091)	(114,392)	361,331
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	311,742
Cardinia	Australia	302,850	-	-	302,850	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(100,423)	(7,729)	(108,152)	154,176
Montanore	USA	61,572	-	-	61,572	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	210,701
Other	Australia	1,768,873	-	-	1,768,873	(29,842)	-	(29,842)	1,739,031
Other	Canada	624,919	-	-	624,919	-	-	-	624,919
Other	Peru	45,609	-	-	45,609	-	-	-	45,609

Total		41,903,551	3,673,928	-	45,577,479	(4,460,353)	(3,132,938)	(7,593,291)	37,984,188

Total royalty interests include carrying amounts in the following countries:

	December 31, 2024	December 31, 2023
	$	$
Australia	30,452,281	29,859,470
Canada	2,756,817	2,756,817
USA	2,210,330	2,254,422
South Africa	1,914,844	1,914,844
Brazil	604,307	612,036
Peru	45,609	45,609

	37,984,188	37,443,198

Royalties acquired during the year ended December 31, 2024

Castle Hill Royalty Portfolio

On May 14, 2024, the Company completed the acquisition of the Castle Hill royalty portfolio, an advanced portfolio of four Australian royalties at various stages of development (construction, development and exploration) and the rights to one production-linked milestone payment, for total cash consideration on closing of $3,119,814 (A$4,700,000). The Company also incurred $19,717 of legal and professional fees related to the acquisition of the Castle Hill royalty portfolio.

Wonmunna

On May 26, 2022, Vox completed the acquisition of a producing royalty over the Wonmunna iron ore mine (“Wonmunna”) from a private company. As part of the acquisition, there was a holdback amount, recorded as restricted cash that became due and payable prior to December 31, 2024, following the completion of certain conditions and subject to potential deductions. The remaining holdback amount was paid to the previous royalty holder in December 2024.

As at and for the year ended December 31, 2023:

		Cost				Accumulated Depletion
Royalty	Country	Opening	Additions	(Impairment) reversal	Ending	Opening	Depletion	Ending	Carrying Amount
		$	$	$	$	$	$	$	$
Wonmunna	Australia	14,527,467	149,159	-	14,676,626	(830,176)	(1,307,361)	(2,137,537)	12,539,089
Royalty portfolio	Australia	-	5,205,731	-	5,205,731	-	-	-	5,205,731
Janet Ivy	Australia	2,494,285	1,963,315	-	4,457,600	(29,633)	(215,184)	(244,817)	4,212,783
Koolyanobbing	Australia	2,649,738	-	-	2,649,738	(1,198,243)	(514,283)	(1,712,526)	937,212
South Railroad	USA	2,316,757	-	-	2,316,757	(79,814)	(44,093)	(123,907)	2,192,850
Limpopo	South Africa	1,150,828	-	-	1,150,828	-	-	-	1,150,828
Bowdens	Australia	1,130,068	-	-	1,130,068	-	-	-	1,130,068
Bullabulling	Australia	953,349	-	-	953,349	-	-	-	953,349
Goldlund	Canada	400,671	858,139	-	1,258,810	-	-	-	1,258,810
Brits	South Africa	764,016	-	-	764,016	-	-	-	764,016
Otto Bore	Australia	583,612	-	-	583,612	-	-	-	583,612
Segilola	Nigeria	706,425	-	-	706,425	(528,220)	(178,205)	(706,425)	-
Lynn Lake (MacLellan)	Canada	873,088	-	-	873,088	-	-	-	873,088
Bulong	Australia	544,957	-	-	544,957	-	-	-	544,957
Dry Creek	Australia	475,723	-	-	475,723	(93,637)	(17,664)	(111,301)	364,422
Sulfur Springs/ Kangaroo Caves	Australia	467,983	-	-	467,983	-	-	-	467,983
Pedra Branca	Brazil	450,131	-	-	450,131	-	-	-	450,131
Ashburton	Australia	355,940	-	-	355,940	-	-	-	355,940
Anthiby Well	Australia	311,742	-	-	311,742	-	-	-	311,742
Cardinia	Australia	302,850	-	-	302,850	-	-	-	302,850
Brauna	Brazil	262,328	-	-	262,328	(75,121)	(25,302)	(100,423)	161,905
Montanore	USA	61,572	-	-	61,572	-	-	-	61,572
Mt Ida	Australia	210,701	-	-	210,701	-	-	-	210,701
Other	Australia	1,606,079	-	162,794	1,768,873	-	(29,842)	(29,842)	1,739,031
Other	Canada	549,493	75,426	-	624,919	-	-	-	624,919
Other	Peru	1,545,609	-	(1,500,000)	45,609	-	-	-	45,609

Total		35,695,412	8,251,770	(1,337,206)	42,609,976	(2,834,844)	(2,331,934)	(5,166,778)	37,443,198

Royalties acquired during the year ended December 31, 2023

Royalty Portfolio

On September 12, 2023, Vox completed the acquisition of a portfolio of nine royalties from an Australian Company (the “Seller”). The royalties include three development stage and six exploration stage royalties in Australia, including a 4% gross revenue royalty (“GRR”) over the Red Hill gold project and a 3% net smelter royalty (“NSR”) over the Horseshoe Lights copper project. The aggregate purchase price consisted of (i) cash consideration that was paid to the Seller on closing of $4,363,285 (A$6,750,000), and (ii) non-cash consideration being Vox providing ongoing royalty-related services to the vendor from Vox’s proprietary database of royalties.

On October 18, 2023, Vox completed the acquisition of a pre-production gold royalty over a portion of the Plutonic Gold Mine complex in Western Australia. The Plutonic East gold royalty is a sliding scale tonnage royalty. The aggregate purchase price consisted of total cash consideration that was paid on closing of $797,703 (A$1,250,000).

The Company incurred $44,743 of legal and professional fees relating to the acquisition of the royalty portfolio.

British King Royalty (reversal of impairment charge)

On September 21, 2023, SilverStream SEZC (“SilverStream”) agreed to the following:

-	SilverStream’s historical 1.5% NSR on the first 10,000oz produced and 5.25% gold stream thereafter originally granted to SilverStream by the prior operator was extinguished;
-

a new 1.25% NSR gold royalty interest was assigned to Vox Royalty Australia Pty Ltd (“Vox Australia”) by the prior operator in connection with the transfer of the project from the prior operator to the new operator; and

-	Vox received $126,390 (A$200,000) for reimbursement of legal fees, which was recorded as a reduction of project evaluation expenses in the consolidated statements of loss and comprehensive loss.

As a result of the new 1.25% NSR gold royalty assigned to Vox by the prior operator, the Company considered this an indicator of impairment reversal and determined that the recoverable amount was $250,000, which was recognized as an impairment reversal in the consolidated statements of loss and comprehensive loss.

Janet Ivy

On November 24, 2023, the Company issued 948,448 common shares as a single milestone payment relating to the Janet Ivy gold royalty acquired on March 29, 2021, for total consideration of $1,963,315. The milestone payment became due upon cumulative royalty receipts from Janet Ivy exceeding A$750,000.

Goldlund

On January 24, 2023, the Company issued 215,769 common shares as a second milestone payment relating to the Canadian gold portfolio it acquired on June 3, 2022, for total consideration of $495,446.

On December 13, 2023, the Company issued 175,660 common shares as a final milestone payment relating to the Canadian gold portfolio acquired on June 3, 2022, for total consideration of $362,693.

Hawkins

On December 22, 2023, Vox completed the acquisition of a 0.5% NSR royalty on the Hawkins gold exploration project in Ontario, Canada. The aggregate purchase price consisted of total cash consideration paid on closing of $75,426 (C$100,000).

Impairment

During the period ended June 30, 2023, the Company became aware that the operator of the Alce exploration project did not renew the relevant mining claims and, therefore, the Peruvian Ministry of Energy and Mining extinguished the mining concessions. As a result, the Company concluded that the Alce royalty should by fully impaired as of June 30, 2023, and the carrying value of the investment of $500,000 was reduced to $nil.

During the period ended December 31, 2023, the Company became aware that the operator of the Jaw, Phoebe, Cart and Colossus exploration projects (“Peru Projects”) did not renew all or substantially all of the relevant mining claims and therefore the Peruvian Ministry of Energy and Mining extinguished the mining concessions. As a result, the Company fully impaired the four royalties as of December 31, 2023, and the carrying value of the investment of $1,000,000 was reduced to $nil. The Company has filed a statement of claim in the Supreme Court of Western Australia against the operator of the Jaw, Phoebe, Cart and Colossus exploration projects. Pursuant to the original agreement signed with the operator on July 15, 2021, if any of the four exploration projects became relinquished within three years of signing the original agreement, the operator must promptly provide Vox with a replacement royalty for each relinquished royalty, with each replacement royalty having a value of at least $250,000. To the extent Vox is granted one or more replacement royalties, the Company expects to reverse up to $1,000,000 of the Q4 2023 impairment charge, which would increase net income by the equivalent amount.

Deferred royalty acquisitions

There was $nil deferred royalty acquisitions as at December 31, 2024 and 2023. Deferred royalty acquisitions relate to costs incurred prior to the execution and closing of a royalty acquisition. Deferred royalty acquisition costs are reallocated to royalty interests upon signing of a definitive agreement. If management determines not to proceed with a proposed acquisition, the deferred costs are expensed as project evaluation expenses.